DERIVATIVE LIABILITY (Details - Derivative liabilities by lenders) - USD ($)	Aug. 31, 2024	May 31, 2024
Offsetting Assets [Line Items]
Total	$ 243,346	$ 206,113
Lender A [Member]
Offsetting Assets [Line Items]
Total	16,594	7,040
Lender B [Member]
Offsetting Assets [Line Items]
Total	8,297	3,520
Lender C [Member]
Offsetting Assets [Line Items]
Total	55,268	55,268
Other 5 Lenders [Member]
Offsetting Assets [Line Items]
Total	$ 163,187	$ 140,285